Average Annual Total Returns - RBC Impact Bond Fund - Class I	Apr. 12, 2021
Average Annual Return:
1 Year	7.97%
Since Inception	4.81%
Inception Date	Dec. 18, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	6.67%
Since Inception	3.52%
Inception Date	Dec. 18, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.84%
Since Inception	3.15%
Inception Date	Dec. 18, 2017